Summary of Reconciles Total Consideration Transferred (Parenthetical) (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Debt Instrument Carrying Amount		$ 717,069,469		$ 717,069,469		$ 719,769,887
Business acquisition, transaction costs		$ 470,000	$ 26,000	$ 594,000	$ 194,000	$ 200,000	$ 1,100,000	$ 500,000
Strategic Storage Growth Trust, Inc
Business Acquisition [Line Items]
Cash consideration	$ 346,231,561
Cash paid to shareholders	320,000,000
Debt Instrument Carrying Amount	19,000,000
Other liabilities paid	5,000,000
Business acquisition, transaction costs	$ 1,000,000